UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS

                                                       SHARES          VALUE
                                                    ------------   ------------
COMMON STOCK - 79.9%
CONSUMER DISCRETIONARY - 4.9%
   Amerigon *                                                320   $      1,808
   Arbitron                                                  570         11,867
   Blockbuster, Cl A *                                     1,215            972
   Footstar                                                5,458         15,828
   Group 1 Automotive                                        215          4,579
   Kenneth Cole Productions, Cl A                            267          1,848
   McGraw-Hill                                               604         18,211
   Pacific Sunwear of California *                         1,780          7,209
   Papa John's International *                               125          3,318
                                                                   ------------
                                                                         65,640
                                                                   ------------
CONSUMER STAPLES - 8.1%
   Alliance One International *                              783          2,936
   Coca-Cola                                                 270         11,624
   CVS/Caremark                                              988         31,399
   Darling International *                                 1,610          9,209
   Kraft Foods, Cl A                                         270          6,318
   NBTY *                                                    792         20,521
   Universal                                                 270          8,143
   Wal-Mart Stores                                           380         19,152
                                                                   ------------
                                                                        109,302
                                                                   ------------
ENERGY - 4.9%
   CARBO Ceramics                                            332         10,196
   Clayton Williams Energy *                                 173          5,195
   ConocoPhillips                                            297         12,177
   Core Laboratories                                          28          2,330
   Dril-Quip *                                               160          5,501
   ENSCO International                                        83          2,347
   Massey Energy                                             650         10,342
   Noble                                                     200          5,466
   StealthGas                                              2,460         12,398
                                                                   ------------
                                                                         65,952
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

                                                       SHARES          VALUE
                                                    ------------   ------------
COMMON STOCK - CONTINUED
FINANCIALS - 9.9%
   American Express                                          220   $      5,549
   Berkshire Hathaway, Cl B *                                 21         64,365
   CB Richard Ellis Group, Cl A *                            153          1,148
   Ezcorp, Cl A *                                            824         10,209
   First Bancorp                                             838          4,617
   Hudson City Bancorp                                       580          7,285
   MFA Financial                                           1,920         11,309
   Moody's                                                   268          7,911
   New York Community Bancorp                              1,146         12,961
   Raymond James Financial                                   497          7,798
                                                                   ------------
                                                                        133,152
                                                                   ------------
HEALTH CARE - 13.8%
   Adolor *                                                1,555          3,499
   Arthrocare *                                              427          3,437
   Charles River Laboratories International *                 90          2,489
   DaVita *                                                  320         14,838
   Elan ADR*                                               1,309          7,736
   Harvard Bioscience *                                    1,350          3,915
   Johnson & Johnson                                         310         16,232
   Merit Medical Systems *                                   648         10,050
   Natus Medical *                                         1,339         11,756
   Palomar Medical Technologies *                          1,530         13,173
   PSS World Medical *                                     1,203         17,468
   Quest Diagnostics                                         130          6,673
   Santarus *                                              2,135          3,758
   Schering-Plough                                           152          3,499
   Thermo Fisher Scientific *                                490         17,189
   Trinity Biotech *                                       3,938         10,436
   UnitedHealth Group                                        629         14,794
   VCA Antech *                                              160          4,003
   Waters *                                                   80          3,534
   WellPoint *                                               165          7,055

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

                                                       SHARES          VALUE
                                                    ------------   ------------
COMMON STOCK - CONTINUED
HEALTH CARE - CONTINUED
   Wyeth                                                     220   $      9,328
                                                                   ------------
                                                                        184,862
                                                                   ------------
INDUSTRIALS - 18.8%
   AerCap Holdings *                                         529          2,476
   Allied Defense Group *                                  1,960          7,899
   ATS Automation Tooling Systems *                        2,290          7,903
   Belden                                                    315          5,078
   Blount International *                                  2,720         17,408
   Boart Longyear Group                                   11,300            985
   Bucyrus International, Cl A                               390          8,467
   Ceradyne *                                                370          6,379
   Corporate Executive Board                                 790         13,651
   Dycom Industries *                                      2,000         16,840
   Esterline Technologies *                                  786         20,711
   GEA Group                                                 630          8,298
   Goodrich                                                  440         19,483
   GrafTech International *                                1,676         14,732
   Interface, Cl A                                         4,580         26,518
   Kansas City Southern *                                    348          5,307
   KHD Humboldt Wedag International *                      1,010          8,757
   Knoll                                                     290          2,053
   Manitowoc                                                 530          3,153
   Mine Safety Appliances                                    520         12,818
   Quanex Building Products                                1,085         11,121
   Rockwell Collins                                          580         22,243
   Spirit Aerosystems Holdings, Cl A *                       705          8,989
   Watts Water Technologies, Cl A                             55          1,224
                                                                   ------------
                                                                        252,493
                                                                   ------------
INFORMATION TECHNOLOGY - 10.5%
   Advanced Analogic Technologies *                        2,232         10,714
   ATMI *                                                    100          1,579
   Brooks Automation *                                       557          3,465
   eBay *                                                    430          7,082

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

                                                       SHARES          VALUE
                                                    ------------   ------------
COMMON STOCK - CONTINUED
INFORMATION TECHNOLOGY - CONTINUED
   EchoStar, Cl A *                                          740   $     11,707
   EDGAR Online *                                          1,054          1,138
   Fidelity National Information Services                    985         17,582
   Intevac *                                               1,977         13,621
   Kopin *                                                 1,450          3,987
   Logitech International *                                  680          9,058
   Maxim Integrated Products                                 415          5,623
   Measurement Specialties *                               1,754         11,910
   Monotype Imaging Holdings *                                90            334
   PC Mall *                                                 214          1,370
   Polycom *                                                 280          5,219
   SAIC *                                                    408          7,385
   Seagate Technology                                        670          5,467
   Silicon Storage Technology *                            1,189          2,200
   Ultra Clean Holdings *                                  5,995         10,911
   Virage Logic *                                            900          3,096
   Western Union                                             490          8,207
                                                                   ------------
                                                                        141,655
                                                                   ------------
MATERIALS - 7.4%
   Agrium                                                    170          7,313
   Barrick Gold                                              321          9,341
   Brush Engineered Materials *                              160          2,707
   Flotek Industries *                                     1,010          2,091
   Haynes International *                                    190          4,290
   Huntsman                                                2,770         14,847
   Kinross Gold                                              241          3,724
   Methanex                                                2,020         23,169
   Nyrstar (B)                                               150            978
   Omnova Solutions *                                      2,760          6,569
   Reliance Steel & Aluminum                                 260          9,160
   Schnitzer Steel Industries, Cl A                          220         10,903
   Yamana Gold                                               488          3,860
                                                                   ------------
                                                                         98,952
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

                                                       SHARES          VALUE
                                                    ------------   ------------
COMMON STOCK - CONTINUED
UTILITIES - 1.6%
   Constellation Energy Group                                260   $      6,261
   Mirant *                                                1,166         14,843
                                                                   ------------
                                                                         21,104
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $1,158,518)                                               1,073,112
                                                                   ------------
EXCHANGE TRADED FUNDS - 4.1%
   BlackRock Floating Rate Income Strategies Fund          1,000         10,030
   Eaton Vance Senior Floating-Rate Trust                  2,300         22,126
   iShares Russell 2000 Index Fund                           480         23,289
                                                                   ------------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $52,446)                                                     55,445
                                                                   ------------
SHORT-TERM INVESTMENT - 14.5%
   Fidelity Institutional Money Market Fund -
      Money Market Portfolio, Cl I, 0.890% (A)
      (Cost $195,486)                                    195,486        195,486
                                                                   ------------
   TOTAL INVESTMENTS - 98.5%
      (Cost $1,406,450) +                                          $  1,324,043
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,343,718.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

(B)  THIS INVESTMENT IS DOMICILED IN BELGIUM AND TRADES IN EURO.

ADR  AMERICAN DEPOSITORY RECEIPT

CL   CLASS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,406,450, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $99,853 AND $(182,260), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at April 30, 2009:

                              LEVEL 1    LEVEL 2   LEVEL 3      TOTAL
                            ----------   -------   -------   ----------
Investments in securities   $1,324,043     $--       $--     $1,324,043
                            ==========     ===       ===     ==========

GRT-QH-001-0200

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II

By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2009

By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and
                                        Chief Financial Officer

Date: June 29, 2009